SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Warrants, Outstanding Beginning	3,867,500	3,180,000	460,000
Weighted Average Exercise Price Outstanding Beginning	$ 0.71	$ 0.69	$ 0.38
Weighted Average Remaining Contract Term (Year), Warrants Outstanding	4 years 5 months 1 day	5 years 29 days	4 years 1 month 9 days	8 months 12 days
Number of Warrants, Granted	34,740,000	687,500	3,180,000
Weighted Average Exercise Price Warrants Granted	$ 0.10	$ 0.80	$ 0.69
Weighted Average Remaining Contract Term (Year), Warrants Outstanding, Beginning	4 years 9 months	4 years 2 months 23 days	5 years 29 days
Number of Warrants, Exercised			160,000
Weighted Average Exercise Price Warrants Exercised			$ 0.31
Number of Warrants, Forfeited-Canceled			300,000
Weighted Average Exercise Price Forfeit/Canceled			$ 0.42
Number of Warrants, Outstanding Ending	38,607,500	3,867,500	3,180,000	460,000
Weighted Average Exercise Price Outstanding Ending	$ 0.16	$ 0.71	$ 0.69	$ 0.38
Number of Warrants, Exercisable Ending	38,607,500	3,867,500	3,180,000
Number of Warrants, Exercised			(160,000)
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTermExercised]			2 months 23 days
Number of Warrants, Forfeit/Canceled			(300,000)
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTermEnding]		4 years 1 month 9 days	5 years 29 days
Number of Warrants, Exercisable Ending	38,607,500	3,867,500	3,180,000